Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash	CAD 230	CAD 254
Investments with maturities from the date of acquisition of three months or less	722	1,153
Cash and cash equivalents	952	1,407	CAD 1,887
Net change in non-cashworking capital items
Trade accounts receivable	(250)	(480)
Inventories	(1)	(86)
Trade accounts payable and other liabilities	345	206
Net change in non-cash working capital items	CAD 94	CAD (360)